Investments in Marketable Securities Available-for sale (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	$ 22,021	$ 21,792	$ 19,612
Gross realized gains	15	17	35
Gross realized losses	$ (46)	$ (25)	$ (32)